Financial Risk Management	12 Months Ended
Dec. 31, 2018
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Risk Management

NOTE 4-FINANCIAL RISK MANAGEMENT:

a.	Financial risk management:

1)	Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk and price risk), credit and interest risks and liquidity risk. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is performed by the Chief Financial Officer of the Company, who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer.

The Company’s finance department is responsible for carrying out risk management activities in accordance with policies approved by its Board of Directors. The Board of Directors provides guidelines for overall risk management, as well as policies dealing with specific areas such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash. In order to minimize exposure to market risk and credit risk, the Company invested the majority of its cash balances in highly-rated banks.

2)	Credit and interest risk

Credit and interest risk arises from cash and cash equivalents and deposits with banks. A substantial portion of the liquid instruments of the Company are invested in short-term deposits in a leading Israeli bank. The Company estimates that since the liquid instruments are mainly invested for the short-term and with a highly-rated institution, the credit and interest risk associated with these balances is immaterial.

3)	Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities.

Management monitors rolling forecasts of the Company’s liquidity reserve (comprising cash and cash equivalents and deposits). This is generally carried out based on the expected cash flows in accordance with practice and limits set by the management of the Company.

The Company is in a research stage. It is therefore exposed to liquidity risk, taking into consideration the forecasts of cash flows required to finance its investments and other activities.

4)	Market risk-Foreign exchange risk

The Company might be exposed to foreign exchange risk as a result of making payments to employees or service providers and investment of some liquidity in currencies other than the U.S. dollar (the functional currency of the Company). The Company manages the foreign exchange risk by aligning the currencies for holding liquidity with the currencies of expected expenses, based on the expected cash flows of the Company. Had the dollar been stronger by 5% against the New Israeli Shekel (“NIS”), assuming all other variables remained constant, the Company would have recognized an additional expense of $62 thousand, $51 thousand and $13 thousand in profit or loss for the years ended December 31, 2018, 2017 and 2016, respectively.

b.	Capital risk management

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern in order to provide returns for shareholders and to maintain an optimal capital structure to reduce the cost of capital. It should be noted that the Company is in the research and development stage and does not yet generate regular revenue streams. (See also note 1a).

c.	Fair value of financial instruments

The different levels of valuation of financial instruments are defined as follows:

Level 1	Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2	Inputs, other than quoted prices included within level 1 that are observable for the asset or liability, either directly (as prices) or indirectly (derived from prices).

Level 3	Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

The fair value of financial instruments traded in active markets is based on quoted market prices at the dates of the statements of financial position.

A market is regarded as active if quoted prices are readily and regularly available from an exchange, dealer, broker, industry group, pricing service, or regulatory agency, and those prices represent actual and regularly occurring market transactions on an arm’s length basis. These instruments are included in level 1.

The fair value of financial instruments that are not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where it is available and rely as little as possible on entity specific estimates. If all significant inputs required to fair value an instrument are observable, the instrument is included in level 2.

If one or more of the significant inputs is not based on observable market data, the instrument is included in level 3.

As of December 31, 2018 and 2017, the fair value of financial instruments (cash and cash equivalents, short term bank deposits, other current assets, trade receivables and accounts payable) are approximate to their carrying value.

d.	Composition of monetary balances

The composition of financial instruments by currency:

As of December 31, 2018:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$26,340	$2,827	$95	$85	$29,347
Short term bank deposits	21,135	-	-	-	21,135
Trade receivables	-	-	-	-	-
Other current assets (except for prepaid expenses)	-	521	-	-	521

	47,475	3,348	95	85	51,003

Liabilities-
Accounts payable and accrued expenses	$1,966	$2,109	$-	$62	$4,137

Net assets	$45,509	$1,239	$95	$23	$46,866

As of December 31, 2017:

	Dollars	NIS	Pound sterling	Euro & SEK	Total
	U.S. dollars in thousands
Assets:
Cash and cash equivalents	$4,781	$1,546	$187	$180	$6,694
Short term bank deposits	48,035	-	-	-	48,035
Trade receivables	2,000	-	-	-	2,000
Other current assets (except for prepaid expenses)	-	1,447	-	-	1,447

	54,816	2,993	187	180	58,176

Liabilities-
Accounts payable and accrued expenses	$4,492	$1,973	$45	$13	$6,523

Net assets	$50,324	$1,020	$142	$167	$51,653